Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefits (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 3,346,251
Less than 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	231,594
Between 1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	336,926
Between 2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	855,642
More than 5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 1,922,089